Cost of Sales - Depreciation and Amortization (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation and amortisation expense [abstract]
Depreciation of tangible assets	$ 33,500	$ 33,046	$ 32,028
Depreciation of right of use asset	1,984	170	157
Amortization of intangible assets	2,923	2,773	2,772
Total	$ 38,407	$ 35,989	$ 34,957